3. Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment
	June 30, 2015		March 31, 2015
	Cost	Accumulated Amortization	Cost	Accumulated Amortization
Computer equipment	$3,558	$1,616	$3,558	$1,459
Production equipment	67,367	20,307	67,367	17,831
Leasehold improvements	33,649	9,589	33,649	7,784
Total	$104,574	$31,512	$104,574	$27,074

Net carrying amount		$73,062		$77,500

		March 31, 2015		March 31, 2014
	Cost	Accumulated Amortization	Cost	Accumulated Amortization
Computer equipment	$3,558	$1,459	$1,865	$560
Production equipment	67,367	17,831	27,236	5,447
Leasehold improvements	33,649	7,784	10,954	730
Total	$104,574	$27,074	$40,055	$6,737

Net carrying amount		$77,500		$33,318